United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: 12/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2014
Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2014, was 5.89%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 6.08% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;2 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
MARKET OVERVIEW
Relative to the global economy, the United States was a bright spot, posting strong growth with declining unemployment and rising consumer confidence. Consistent with improving economic prospects, the Federal Reserve (the “Fed”) completed its quantitative easing (QE) program while European and Asian central banks embarked on QE strategies designed to aid growth and combat disinflationary trends.
The rate of domestic job creation was robust and reduced the unemployment rate to 5.7%, the lowest level since 2008. With the exception of first quarter gross domestic product, which was hampered by extreme winter weather, the rate of growth averaged 4% over the final three quarters of the year. Investors turned their attention to potential rate hikes based on the pace of growth and the Fed's emphasis on improving labor markets as a condition for tighter monetary policy. Most central banks across the globe remained in a protracted easing cycle as Japan and Europe unveiled new and controversial QE programs.
Concerns with recession, potential deflation and geopolitical risks overwhelmed U.S. economic performance and drove Treasury yields downward. The collapse of commodity prices, most notably oil, reduced inflation and led to capital outflows from numerous commodity-based economies. In addition, Europe's sub-par growth and deflationary concerns, along with Middle East and Russia/Ukraine conflicts, supported the bid for U.S. Treasury securities, driving yields downward.3
Spread sectors put in mixed performance relative to Treasuries. Compared to similar duration Treasuries, the corporate and high yield sectors lagged while commercial and residential mortgage-backed securities (CMBS and MBS)4 outperformed. Long duration Treasuries posted the highest levels of total return due to the yield decline which was most significant for longer maturities. The two-year U.S. Treasury yield increased 29 basis points to yield 0.67% while the 10-year yield fell 86 basis points to 2.17%.
DURATION
Portfolio interest rate sensitivity was consistently below that of the BMBS based on an expectation of stronger economic growth and, therefore, higher market yields. Despite the broad U.S. expansion, numerous global factors caused a strong demand for U.S. Treasury notes and bonds, and yields fell. A portion of this strategy utilized derivatives, specifically Treasury futures.5 Treasury futures were sold as part of a policy which lowered the portfolio's effective duration relative to that of the BMBS. The negative impact from this interest rate strategy was significant.
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Sector Allocation
Relative to the BMBS, the portfolio was significantly underweighted to Ginnie Mae MBS, which considerably lagged the performance of Fannie Mae and Freddie Mac-issued government MBS. Additionally, rates of return for non-government issued residential mortgage securities and longer duration agency CMBS–which comprised approximately 15% of assets during the reporting period–was greater than that of government MBS. Overall, sector strategy proved beneficial.
SECURITY SELECTION
Within the sector strategy, security selection aided Fund performance particularly in the CMBS allocation. For example, longer duration agency-issued commercial mortgages experienced significant spread tightening which resulted in capital appreciation. In residential MBS, the price premium increased–relative to generic MBS–for certain loan characteristics during the course of the year. Overall, security selection aided Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2004 to December 31, 2014, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2014
Average Annual Total Returns for the Period Ended 12/31/2014
	1 Year	5 Years	10 Years
Fund	5.89%	3.45%	4.40%
BMBS	6.08%	3.76%	4.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At December 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	79.6%
Non-Agency Mortgage-Backed Securities	12.0%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.3%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalent[4]	2.8%
Repurchase Agreements—Collateral[5]	13.1%
Other Assets and Liabilities—Net[6]	(13.1)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.01%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2014
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—1.0%
		Federal National Mortgage Association ARM—1.0%
$18,658,600		3.038%, 1/1/2044 (IDENTIFIED COST $19,192,119)	$19,320,430
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.4%
6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.811%, 5/15/2018	6,643,134
		Home Equity Loan—0.9%
5,250,000	[1,2]	American Homes 4 Rent 2014-SFR3, Class E, 6.418%, 12/17/2036	5,349,985
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.254%, 6/17/2031	11,175,313
		TOTAL	16,525,298
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,333,916)	23,168,432
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.3%
		Agency Commercial Mortgage-Backed Securities—2.5%
12,160,260		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	12,164,194
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.368%, 5/25/2045	12,607,713
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,215,952
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	14,241,359
		TOTAL	46,229,218
		Non-Agency Commercial Mortgage-Backed Securities—1.8%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.952%, 4/10/2046	22,117,840
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.211%, 7/15/2046	12,591,184
		TOTAL	34,709,024
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $80,776,499)	80,938,242
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.1%
		Government National Mortgage Association—3.1%
36,849,472		REMIC 2013-H16 FA, 0.696%, 7/20/2063	36,812,660
20,797,992		REMIC 2013-H20 FA, 0.756%, 8/20/2063	20,832,433
		TOTAL	57,645,093
		Non-Agency Mortgage-Backed Securities—12.0%
1,135,092		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,118,416
2,286,238		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,248,808
3,843,171		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,542,098
1,084,159		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	897,025
8,934,407	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	8,828,831
25,348,803	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	25,035,245
22,652,434	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	20,949,705
9,574,790	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	9,686,124
2,938,500		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,751,835
1,738,110		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.690%, 8/25/2035	1,589,306
1,232,320		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,263,584
4,932,229		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	4,987,775
7,717,684		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	7,710,196
18,915,570		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	17,216,804
19,955,022		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,175,797
30,093,469		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,690,285
19,709,717		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,522,912
8,926,269	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	9,199,256
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$24,104,411	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	$24,319,338
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,845,198
5,865,619		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	5,112,221
		TOTAL	223,690,759
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $291,350,765)	281,335,852
		MORTGAGE-BACKED SECURITIES—75.5%
		Federal Home Loan Mortgage Corporation—19.0%
8,827,655		2.500%, 8/1/2028	8,998,690
93,724,450	[3]	3.500%, 6/1/2026 - 1/1/2045	97,725,461
78,002,190		4.000%, 2/1/2020 - 1/1/2045	83,297,930
79,717,690		4.500%, 6/1/2019 - 9/1/2041	86,435,277
47,513,183		5.000%, 7/1/2019 - 5/1/2041	52,310,330
17,591,346		5.500%, 3/1/2021 - 5/1/2040	19,599,310
1,712,369		6.000%, 7/1/2029 - 9/1/2037	1,932,162
2,808,687		6.500%, 9/1/2016 - 4/1/2038	3,174,434
706,311		7.000%, 10/1/2020 - 9/1/2037	817,602
234,628		7.500%, 8/1/2029 - 5/1/2031	278,242
310,561		8.000%, 3/1/2030 - 3/1/2031	375,035
6,953		8.500%, 9/1/2025	8,270
213		9.500%, 4/1/2021	233
		TOTAL	354,952,976
		Federal National Mortgage Association—48.7%
7,088,623		2.500%, 8/1/2028	7,237,042
138,311,799	[3]	3.000%, 10/1/2027 - 1/1/2045	140,712,385
232,359,576	[3]	3.500%, 11/1/2025 - 1/1/2045	243,334,276
276,370,248	[3]	4.000%, 12/1/2025 - 1/1/2045	296,104,614
125,128,198		4.500%, 12/1/2019 - 6/1/2044	136,219,024
35,175,325		5.000%, 5/1/2023 - 10/1/2041	38,847,785
20,899,084		5.500%, 4/1/2016 - 4/1/2041	23,456,131
12,392,243		6.000%, 5/1/2016 - 2/1/2039	14,084,333
3,553,045		6.500%, 11/1/2016 - 10/1/2038	4,063,595
2,652,519		7.000%, 3/1/2015 - 6/1/2037	3,071,940
324,543		7.500%, 4/1/2015 - 6/1/2033	378,728
55,370		8.000%, 7/1/2023 - 3/1/2031	66,042
2,362		9.000%, 11/1/2021 - 6/1/2025	2,705
		TOTAL	907,578,600
		Government National Mortgage Association—7.8%
23,495,043		3.500%, 12/15/2040 - 8/15/2043	24,708,482
29,811,370		4.000%, 9/15/2040 - 10/15/2041	32,133,633
43,728,656		4.500%, 1/15/2039 - 11/15/2043	47,944,326
28,372,387		5.000%, 1/15/2039 - 7/15/2040	31,571,089
4,383,586		5.500%, 12/15/2038 - 2/15/2039	4,901,610
1,402,306		6.000%, 10/15/2028 - 6/15/2037	1,599,646
298,188		6.500%, 10/15/2028 - 2/15/2032	346,397
627,372		7.000%, 11/15/2027 - 12/15/2031	734,268
185,319		7.500%, 7/15/2029 - 1/15/2031	220,890
292,743		8.000%, 1/15/2022 - 11/15/2030	351,898
15,288		8.500%, 3/15/2022 - 9/15/2029	17,462
1,292		9.500%, 10/15/2020	1,501
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,135		12.000%, 4/15/2015 - 6/15/2015	$2,153
		TOTAL	144,533,355
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,362,303,452)	1,407,064,931
		REPURCHASE AGREEMENTS—15.9%
51,192,000	[4]	Interest in $750,000,000 joint repurchase agreement 0.08%, dated 12/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,003,333 on 1/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $771,487,729.	51,192,000
245,011,000	[4,5]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 12/11/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,028,333 on 1/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $306,861,961.	245,011,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	296,203,000
		TOTAL INVESTMENTS—113.1% (IDENTIFIED COST $2,073,159,751)[6]	2,108,030,887
		OTHER ASSETS AND LIABILITIES - NET—(13.1)%[7]	(243,887,455)
		TOTAL NET ASSETS—100%	$1,864,143,432
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Notes 2-Year Short Futures	480	$104,925,000	March 2015	$54,130
8U.S. Treasury Notes 5-Year Short Futures	120	$14,271,563	March 2015	$(15,270)
8U.S. Treasury Notes 10-Year Short Futures	320	$40,575,000	March 2015	$(275,720)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(236,860)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $201,806,177, which represented 10.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $189,960,979, which represented 10.2% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,067,274,054.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2014.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$19,320,430	$—	$19,320,430
Asset-Backed Securities	—	23,168,432	—	23,168,432
Commercial Mortgage-Backed Securities	—	80,938,242	—	80,938,242
Collateralized Mortgage Obligations	—-	281,335,852	—-	281,335,852
Mortgage-Backed Securities	—	1,407,064,931	—	1,407,064,931
Repurchase Agreements	—	296,203,000	—	296,203,000
TOTAL SECURITIES	$—	$2,108,030,887	$—	$2,108,030,887
OTHER FINANCIAL INSTRUMENTS*	$(236,860)	$—	$—	$(236,860)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.71	$10.20	$10.20	$10.06	$10.05
Income From Investment Operations:
Net investment income	0.27[1]	0.24[1]	0.26[1]	0.33[1]	0.44[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.29	(0.45)	0.06	0.21	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.21)	0.32	0.54	0.50
Less Distributions:
Distributions from net investment income	(0.30)	(0.28)	(0.32)	(0.40)	(0.49)
Net Asset Value, End of Period	$9.97	$9.71	$10.20	$10.20	$10.06
Total Return[2]	5.89%	(2.04)%	3.14%	5.45%	5.04%
Ratios to Average Net Assets:
Net expenses	0.02%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	2.74%	2.41%	2.59%	3.25%	4.37%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.08%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,864,143	$1,399,693	$2,480,305	$3,165,802	$1,959,812
Portfolio turnover	179%	200%	257%	226%	176%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	40%	67%	71%	52%	60%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2014
Assets:
Investment in repurchase agreements	$296,203,000
Investment in securities	1,811,827,887
Total investment in securities, at value (Note 5) (identified cost $2,073,159,751)		$2,108,030,887
Cash		628
Restricted cash (Note 2)		712,800
Income receivable		4,823,298
TOTAL ASSETS		2,113,567,613
Liabilities:
Payable for investments purchased	$245,012,486
Payable for shares redeemed	120,000
Payable for daily variation margin	111,250
Income distribution payable	4,075,396
Payable for Directors'/Trustees' fees (Note 5)	3,063
Accrued expenses (Note 5)	101,986
TOTAL LIABILITIES		249,424,181
Net assets for 186,932,709 shares outstanding		$1,864,143,432
Net Assets Consist of:
Paid-in capital		$1,861,853,064
Net unrealized appreciation of investments and futures contracts		34,634,276
Accumulated net realized loss on investments and futures contracts		(32,681,902)
Undistributed net investment income		337,994
TOTAL NET ASSETS		$1,864,143,432
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,864,143,432 ÷ 186,932,709 shares outstanding, no par value, unlimited shares authorized		$9.97
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2014
Investment Income:
Interest			$43,946,008
Expenses:
Custodian fees		$73,544
Transfer agent fee		117,885
Directors'/Trustees' fees (Note 5)		11,590
Auditing fees		28,500
Legal fees		12,871
Portfolio accounting fees		206,115
Printing and postage		14,240
Miscellaneous (Note 5)		8,349
TOTAL EXPENSES		473,094
Reimbursement of other operating expenses (Note 5)	$(188,793)
Net expenses			284,301
Net investment income			43,661,707
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			8,783,758
Net realized loss on futures contracts			(4,304,026)
Net change in unrealized depreciation of investments			40,470,723
Net change in unrealized depreciation of futures contracts			(173,466)
Net realized and unrealized gain on investments and futures contracts			44,776,989
Change in net assets resulting from operations			$88,438,696
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,661,707	$46,012,619
Net realized gain (loss) on investments and futures contracts	4,479,732	(23,546,484)
Net change in unrealized appreciation/depreciation of investments and futures contracts	40,297,257	(63,099,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,438,696	(40,633,054)
Distributions to Shareholders:
Distributions from net investment income	(48,935,477)	(54,161,219)
Share Transactions:
Proceeds from sale of shares	647,181,016	193,806,500
Net asset value of shares issued to shareholders in payment of distributions declared	5,058,354	5,880,177
Cost of shares redeemed	(227,291,841)	(1,185,504,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	424,947,529	(985,817,550)
Change in net assets	464,450,748	(1,080,611,823)
Net Assets:
Beginning of period	1,399,692,684	2,480,304,507
End of period (including undistributed net investment income of $337,994 and $183,125, respectively)	$1,864,143,432	$1,399,692,684
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2014
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Annual Shareholder Report
14

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $493,510 and $101,116,892, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,845,198
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$236,860*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,304,026)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(173,466)
Annual Shareholder Report
15

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2014	2013
Shares sold	65,400,945	19,692,684
Shares issued to shareholders in payment of distributions declared	511,653	592,291
Shares redeemed	(23,066,141)	(119,322,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	42,846,457	(99,037,230)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$5,428,639	$(5,428,639)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2014 and 2013 was as follows:
	2014	2013
Ordinary income	$48,935,477	$54,161,219
As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$337,994
Net unrealized appreciation	$40,756,833
Capital loss carryforwards	$(38,804,459)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions.
At December 31, 2014, the cost of investments for federal tax purposes was $2,067,274,054. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $40,756,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,523,443 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,766,610.
At December 31, 2014, the Fund had a capital loss carryforward of $38,804,459 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$24,253,044	$3,273,807	$27,562,851
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $1,935,153 to offset capital gains realized during the year ended December 31, 2014.
Annual Shareholder Report
16

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2014, the Adviser voluntarily reimbursed $188,793 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and dollar-roll transactions, for the year ended December 31, 2014, were as follows:
Purchases	$61,418,035
Sales	$—-
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the program was not utilized.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm– Federated Mortgage Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 23, 2015
Annual Shareholder Report
18

Shareholder Expense Example (unaudited) –Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,020.20	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.05	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
19

Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1996	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
21

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: May 2003 Portfolio Manager since: February 1999	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since February 1999. He is Vice President of the Trust in respect to the Fund. He is Vice President of the Trust. Mr. Abraham has been a Senior Portfolio Manager from 2007, Portfolio Manager from 1995 to 2006, a Senior Vice President since 2007 and a Vice President of the Fund's Adviser from 1997 to 2006. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2014
Federated Mortgage Core Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Annual Shareholder Report
23

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and matched its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Core Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2014
High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of the High Yield Bond Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2014, was 3.53%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 2.46% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the allocation among industries, or sectors; and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield market2 for the 12 month reporting period was modest on an absolute basis and disappointing on a relative basis. For example, the BHY2%ICI returned 2.46%, underperforming the Barclays U.S. Aggregate Bond Index,3 a measure of high quality bond performance, which returned 5.97% for the period. The main factor negatively impacting the high-yield market during the period was the roughly 42% decline in the price of oil and its impact on the performance of the Energy sector in the BHY2%ICI. At the beginning of the period, the Energy component broadly defined made up 14.27% of the BHY2%ICI divided into four subsectors: Independents (7.58%), Oil Field Services (2.36%), Refining (0.42%) and Midstream (3.91%). The two subsectors of the total Energy sector most directly impacted by the fall in the price of oil were Independents and Oil Field Services, which generated total returns of -12.01% and -16.08%, respectively, for the reporting period. The oil price decline was so dominant that it offset factors that would have normally resulted in very strong performance for high-yield securities–strong economic growth, surging stock prices, strong employment growth and rising consumer confidence to name a few. The impact of the Energy sector on the overall market is illustrated by the increase in credit spreads between the Credit Suisse High Yield Bond Index4 and Treasury securities with comparable maturities which widened from 436 basis points on December 31, 2013, to 564 basis points on December 31, 2014.5
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Wireline Telecommunications, Midstream, Electric Utilities, Cable/Satellites and Pharmaceuticals. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Energy, Gaming, Metals & Mining, Chemicals and Consumer Products. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of 5.37% followed by the “B”-rated and “CCC”-rated sectors which returned 1.48% and -1.11%, respectively.
Sector Allocation
Relative to the BHY2%ICI, the Fund was positively affected by its underweight to the poor-performing Energy and Metals & Mining industry sectors. The Fund was also positively impacted by its overweight to the outperforming Food & Beverage, Healthcare, Media/Entertainment, Packaging and Technology sectors relative to the BHY2%ICI. The Fund was negatively impacted by its underweight in the strong-performing Electric Utilities, Pharmaceuticals, Home Construction, Financial Institutions and Wireline Telecommunication sectors relative to the BHY2%ICI.
Security Selection
The Fund was positively impacted by strong security selection in the Gaming, Metals & Mining, Industrial–Other and Services industry sectors relative to the BHY2%ICI. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Nuveen Investments, Kinder Morgan, Athlon Holdings, Flextronics and B/E Aerospace. Specific Fund holdings that substantially underperformed the BHY2%ICI included Gymboree Corp., Sandridge Energy, Exide Technologies, Energy XXI Gulf Coast and W & T Offshore.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-through), asset-backed securities and commercial mortgage-backed securities. The index is unmanaged, and it is not possible to invest directly in an index.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2004 to December 31, 2014, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2014
Average Annual Total Returns for the Period Ended 12/31/2014
	1 Year	5 Years	10 Years
Fund	3.53%	9.47%	8.21%
BHY2%ICI	2.46%	8.98%	7.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.2%
Health Care	9.3%
Media Entertainment	6.3%
Packaging	5.8%
Cable Satellite	5.7%
Independent Energy	5.4%
Automotive	4.9%
Midstream	4.7%
Financial Institutions	4.3%
Food & Beverage	4.1%
Wireless Communications	3.6%
Retailers	3.3%
Gaming	3.2%
Building Materials	3.0%
Consumer Products	2.7%
Other[2]	17.9%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—97.3%
		Aerospace/Defense—0.8%
$5,600,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$5,670,000
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,119,437
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,070,000
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	7,468,625
4,175,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,216,750
		TOTAL	21,544,812
		Automotive—5.2%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,211,500
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,574,250
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,393,125
6,150,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	6,918,750
400,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2019	410,000
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,110,000
2,950,000		Chrysler Group LLC, Note, 8.25%, 6/15/2021	3,281,875
1,750,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	94,063
10,300,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	9,915,810
5,950,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,979,750
1,250,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	1,277,729
825,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	843,472
3,975,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	4,153,875
7,275,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,638,750
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,157,375
4,825,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	5,307,500
3,875,000		Lear Corp., 4.75%, 1/15/2023	3,884,687
5,900,000		Lear Corp., 5.25%, 1/15/2025	6,003,250
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,799,937
9,750,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	10,091,250
3,450,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,381,000
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	776,250
8,100,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	8,505,000
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,320,937
7,175,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	7,210,875
4,350,000		Tenneco, Inc., Company Guarantee, 6.875%, 12/15/2020	4,621,875
3,025,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,115,750
750,000		Titan International, Inc., 6.875%, 10/1/2020	663,750
12,325,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	11,832,000
		TOTAL	138,474,385
		Building Materials—3.0%
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,558,125
6,700,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	6,750,250
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,753,625
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,213,500
3,475,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	3,683,500
5,450,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	5,586,250
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,020,000
6,725,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,212,562
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$3,725,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	$3,920,563
10,300,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	11,072,500
2,550,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,406,562
3,925,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	4,121,250
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,684,875
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,480,000
5,325,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	5,335,118
1,925,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	1,953,875
		TOTAL	81,752,555
		Cable Satellite—5.7%
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	2,224,750
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,563,969
5,200,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	5,291,000
3,150,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	3,193,313
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,558,125
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,461,875
6,175,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,422,000
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,238,125
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,328,750
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,292,438
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,828,431
2,500,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,600,000
1,100,000		DISH DBS Corp., 5.00%, 3/15/2023	1,067,000
14,150,000		DISH DBS Corp., 5.875%, 7/15/2022	14,539,125
1,675,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2024	1,687,563
4,725,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	4,689,562
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	5,081,562
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	6,406,250
7,700,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	7,950,250
6,875,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,858,844
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,523,313
650,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	646,750
7,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,298,937
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,413,281
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,259,063
7,325,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	6,885,500
1,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,266,000
3,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	3,639,562
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	8,014,500
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,959,750
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,250,000
8,075,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	8,357,625
500,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.375%, 4/15/2021	518,750
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,630,875
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,205,000
		TOTAL	152,151,838
		Chemicals—2.3%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,520,625
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,467,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$4,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	$4,004,875
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,094,375
10,975,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,688,375
4,575,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,351,969
5,250,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,355,000
850,000		Georgia Gulf Corp., 4.875%, 5/15/2023	805,375
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,152,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	7,318,500
1,875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	1,359,375
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,421,438
5,525,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	5,455,937
3,120,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,159,000
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,823,812
1,800,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	1,883,250
		TOTAL	61,861,156
		Construction Machinery—0.7%
8,000,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	7,480,000
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	1,095,000
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,419,688
925,000		United Rentals, Inc., 7.375%, 5/15/2020	1,003,625
1,175,000		United Rentals, Inc., 7.625%, 4/15/2022	1,297,788
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,899,312
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,529,750
		TOTAL	19,725,163
		Consumer Cyclical Services—1.8%
5,900,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,870,500
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,701,375
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	11,539,500
3,375,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,358,125
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,357,500
7,195,000		ServiceMaster Co., 7.00%, 8/15/2020	7,482,800
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,460,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,704,000
5,902,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	6,241,365
		TOTAL	47,715,165
		Consumer Products—2.7%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,698,438
6,775,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	6,131,375
6,725,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	6,187,000
5,525,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	5,925,563
12,025,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	12,145,250
3,975,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	4,253,250
6,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	6,147,187
300,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	314,250
800,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	850,000
2,550,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	2,601,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,861,125
5,350,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,350,000
		TOTAL	72,464,438
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—1.5%
$2,900,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	$2,494,000
3,450,000		Dynacast International LLC, 9.25%, 7/15/2019	3,717,375
8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	8,564,375
9,200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,740,000
1,725,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,768,125
2,310,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,460,150
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,416,281
1,600,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	1,652,000
		TOTAL	39,812,306
		Financial Institutions—4.3%
5,500,000	[1,2]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	5,575,625
4,050,000	[1,2]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	4,201,875
5,550,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	6,007,875
8,525,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	8,578,281
1,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,704,250
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,332,500
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,782,250
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,920,688
2,196,000		Ally Financial, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,580,300
864,000		Ally Financial, Inc., Sr. Unsecd. Note, 8.00%, 3/15/2020	1,021,680
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,579,844
1,925,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	1,968,313
4,150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,274,500
9,425,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,849,125
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	768,971
10,125,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	10,099,688
6,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	6,019,750
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,792,109
9,375,000		International Lease Finance Corp., 5.875%, 8/15/2022	10,195,312
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,326,875
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,595,500
2,475,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,598,750
5,575,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	5,595,906
		TOTAL	114,369,967
		Food & Beverage—4.1%
13,250,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	13,448,750
15,450,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	16,029,375
3,200,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,135,520
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,801,625
2,100,000		Darling Ingredients, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2022	2,076,375
12,514,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,326,290
15,125,000		HJ Heinz Co., 4.25%, 10/15/2020	15,314,062
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	10,752,500
4,075,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	4,462,125
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,345,000
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	892,500
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,275,063
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	710,500
15,550,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	16,498,550
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$1,500,000		WhiteWave Foods Co., 5.375%, 10/1/2022	$1,548,750
		TOTAL	110,616,985
		Gaming—3.2%
4,400,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,246,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	3,063,908
3,525,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,643,750
3,425,000		Churchill Downs, Inc., 5.375%, 12/15/2021	3,442,125
4,875,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	4,960,312
3,325,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	3,458,000
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,017,750
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,736,000
1,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,049,750
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,878,500
7,575,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,764,375
9,300,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	8,695,500
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,529,625
1,575,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,645,875
4,718,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,024,670
4,325,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,606,125
8,025,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,265,750
		TOTAL	87,028,015
		Health Care—9.3%
6,625,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	6,823,750
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,813,375
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,799,062
9,125,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	9,712,422
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,655,563
1,825,000		Catamaran Corp., 4.75%, 3/15/2021	1,829,563
1,125,000		DJO Finance LLC, 9.875%, 4/15/2018	1,147,500
8,175,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	7,970,625
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,806,484
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,903,812
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	9,950,000
13,725,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	14,702,906
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,395,000
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,205,750
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,429,375
4,000,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,390,000
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,668,500
11,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,568,250
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,579,250
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,329,500
10,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,656,562
7,575,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,783,312
13,225,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	13,555,625
2,050,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	2,085,875
2,000,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	2,060,000
17,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	16,065,000
2,975,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	2,982,438
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$10,425,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	$11,676,000
6,850,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,832,875
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,131,875
6,525,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	7,038,844
5,325,000		Universal Hospital Service Holdco, Inc., 7.625%, 8/15/2020	4,606,125
11,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	11,667,344
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	4,900,000
		TOTAL	250,722,562
		Independent Energy—5.4%
6,675,000		Antero Resources Corp., 6.00%, 12/1/2020	6,691,687
4,650,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	4,405,875
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,695,219
6,475,000		Approach Resources, Inc., 7.00%, 6/15/2021	4,823,875
9,450,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	7,347,375
1,600,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	1,376,000
7,125,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	6,056,250
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	5,958,875
2,950,000	[1,2]	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 9/15/2020	2,846,750
3,900,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	2,593,500
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,195,625
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,855,375
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,590,641
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,496,063
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,511,000
2,175,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	2,207,625
3,025,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,648,625
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,098,000
4,175,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	2,776,375
1,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	840,875
6,225,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	6,116,063
1,500,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,511,250
1,000,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	1,007,500
2,525,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	2,222,000
1,200,000		Legacy Reserves, 6.625%, 12/1/2021	990,000
7,575,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	6,249,375
2,025,000		Linn Energy LLC, 6.50%, 5/15/2019	1,741,500
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	1,650,375
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,949,250
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	1,645,875
6,275,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,490,625
5,275,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,245,328
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	6,233,437
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,333,250
1,300,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,189,500
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,140,375
3,300,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	3,085,500
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,206,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,633,125
5,900,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2022	5,516,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	$1,979,250
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	999,750
1,525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	983,625
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	4,810,125
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	4,092,000
		TOTAL	145,037,188
		Industrial - Other—1.9%
6,725,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,708,188
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,355,750
5,475,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,789,813
3,500,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,572,500
7,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	7,020,375
5,934,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	6,230,700
2,075,000		Mastec, Inc., 4.875%, 3/15/2023	1,960,875
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,893,500
5,150,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	5,098,500
1,125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,113,750
		TOTAL	51,743,951
		Leisure—1.0%
3,050,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,294,000
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	1,657,687
3,600,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	3,586,500
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,085,750
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	957,938
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	856,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,650,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	3,695,625
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,480,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,728,000
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	7,135,500
		TOTAL	25,477,000
		Lodging—0.5%
4,525,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,875,688
5,175,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,433,750
3,350,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	3,534,250
		TOTAL	13,843,688
		Media Entertainment—6.3%
3,575,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,843,125
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,046,875
3,225,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Series 144A, 5.625%, 2/15/2024	3,249,188
4,225,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Series 144A, 5.875%, 3/15/2025	4,267,250
775,000	[1,2]	CBS Outdoor Americas Capital LLC / Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	782,750
2,225,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	2,288,969
9,875,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,714,531
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,402,875
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,198,875
10,500,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	10,867,500
2,350,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	2,485,125
10,600,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,580,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	$7,577,781
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	8,994,375
6,925,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	7,548,250
1,800,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,849,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,082,250
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	721,375
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	728,625
9,700,000		Gray Television, Inc., 7.50%, 10/1/2020	10,039,500
3,750,000		Lamar Media Corp., 5.00%, 5/1/2023	3,731,250
1,350,000		Lamar Media Corp., 5.875%, 2/1/2022	1,407,375
2,175,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,251,125
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	125,313
3,000,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	2,977,500
6,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	6,791,937
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,186,250
6,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	6,640,750
3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	3,997,500
5,525,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	4,834,375
7,550,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	7,342,375
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,654,313
5,300,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	5,141,000
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,185,500
		TOTAL	170,535,782
		Metals & Mining—0.5%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2099	182
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,800,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	1,833,750
3,125,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	3,210,938
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	867,000
4,100,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	4,325,500
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,758,531
		TOTAL	13,995,901
		Midstream—4.7%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,865,000
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	915,750
3,325,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	3,175,375
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	572,125
3,750,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	3,628,125
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	4,056,500
1,650,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,584,000
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,278,574
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,786,061
16,650,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	16,983,000
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,209,500
5,475,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,379,187
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,522,812
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,985,000
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,911,563
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	6,379,947
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,000,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	$2,947,500
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,477,000
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,926,688
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,545,188
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	807,500
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,552,000
6,950,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	6,533,000
8,275,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	8,171,562
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,645,688
2,150,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,190,313
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	5,998,500
4,201,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,421,552
5,350,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	5,109,250
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	2,958,020
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,283,187
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	398,000
1,050,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,052,625
		TOTAL	127,250,092
		Oil Field Services—0.6%
2,650,000		Basic Energy Services, Inc., 7.75%, 10/15/2022	2,040,500
5,625,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	4,331,250
2,475,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,893,375
7,900,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	5,885,500
1,750,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	1,369,375
		TOTAL	15,520,000
		Packaging—5.8%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,368,750
200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.241%, 12/15/2019	193,750
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	294,000
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,620,938
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	443,316
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,800,687
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,263,125
7,400,000		Ball Corp., 4.00%, 11/15/2023	7,178,000
450,000		Ball Corp., 5.00%, 3/15/2022	465,750
14,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	15,218,344
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	2,101,625
10,775,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	10,828,875
5,500,000		Crown Americas LLC, 4.50%, 1/15/2023	5,362,500
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,057,500
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,057,625
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	6,947,625
1,200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,225,500
3,550,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	3,589,937
4,960,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,984,800
11,550,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,896,500
12,850,000		Reynolds Group, 8.25%, 2/15/2021	13,235,500
5,975,000		Reynolds Group, 9.00%, 4/15/2019	6,214,000
10,150,000		Reynolds Group, 9.875%, 8/15/2019	10,809,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	$1,691,750
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	2,960,125
1,250,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,281,250
2,950,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	2,986,875
10,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	11,505,625
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,250,000
		TOTAL	156,834,022
		Paper—0.5%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,107,000
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,603,750
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,721,250
2,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	2,896,562
		TOTAL	14,328,562
		Pharmaceuticals—1.6%
7,675,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	7,868,410
9,300,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	9,527,850
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	8,367,844
3,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,737,000
11,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	12,165,093
		TOTAL	41,666,197
		Refining—0.3%
1,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,337,000
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,260,625
		TOTAL	7,597,625
		Restaurants—1.1%
11,200,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, Series 144A, 6.00%, 4/1/2022	11,536,000
6,900,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	7,193,250
12,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,014,625
		TOTAL	30,743,875
		Retailers—3.3%
10,425,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	10,346,813
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,385,000
5,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	4,510,125
10,125,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	9,466,875
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,464,750
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,254,000
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	837,000
9,525,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	9,667,875
2,086,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	2,132,935
3,125,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	3,320,312
6,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,603,000
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,666,250
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,633,750
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,439,125
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	763,063
5,875,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	6,271,562
2,125,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,215,313
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,162,750
		TOTAL	89,140,498
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—13.2%
$1,425,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	$1,494,469
5,275,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	4,496,937
3,575,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	3,235,375
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	7,016,625
5,375,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	5,415,313
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	6,733,125
3,525,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	3,657,187
5,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	5,520,625
5,104,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 8.50%, 4/1/2019	5,403,860
5,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,890,500
7,900,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	8,176,500
5,525,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	4,779,125
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	8,229,000
4,125,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	4,161,094
9,050,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	9,694,812
5,150,000		Emdeon, Inc., 11.00%, 12/31/2019	5,619,938
8,475,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	8,623,312
9,975,000		Epicor Software Corp., 8.625%, 5/1/2019	10,523,625
7,975,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,194,313
1,031,000		First Data Corp., 11.25%, 1/15/2021	1,172,763
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,846,250
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,567,500
21,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	23,301,000
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,550,000
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,562,500
2,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,217,375
6,375,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,677,812
8,150,000		IAC Interactive Corp., 4.75%, 12/15/2022	7,966,625
1,225,000		IAC Interactive Corp., 4.875%, 11/30/2018	1,252,563
9,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	9,101,250
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	14,430,250
11,000,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	10,972,500
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,676,250
5,500,000		Lawson Software, Inc., 11.50%, 7/15/2018	6,022,500
4,900,000		Lawson Software, Inc., 9.375%, 4/1/2019	5,261,375
7,425,000		Lender Processing Services, 5.75%, 4/15/2023	7,833,375
1,775,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	1,841,563
7,250,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	6,615,625
5,100,000		NCR Corp., 6.375%, 12/15/2023	5,329,500
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,924,375
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,307,500
1,425,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,471,312
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,015,000
3,100,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,270,500
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,424,250
10,375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	10,452,813
5,400,000		Seagate HDD Cayman, 4.75%, 6/1/2023	5,618,403
6,025,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	6,228,934
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,728,359
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$7,300,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	$7,555,500
5,875,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	6,095,312
9,925,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	10,073,875
2,550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,715,750
12,800,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,408,000
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,777,875
10,675,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	10,938,406
4,225,000		Verisign, Inc., 4.625%, 5/1/2023	4,161,625
6,575,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	6,920,187
		TOTAL	356,152,287
		Transportation Services—0.6%
7,075,000		HDTFS, Inc., 6.25%, 10/15/2022	7,181,125
4,025,000		Hertz Corp., 5.875%, 10/15/2020	4,075,313
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,726,000
825,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	858,000
		TOTAL	15,840,438
		Utility - Electric—1.2%
9,400,000		Calpine Corp., 5.75%, 1/15/2025	9,529,250
1,325,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,417,750
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,166,750
96,387	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	97,351
8,100,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	8,910,000
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,796,437
1,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	1,201,438
2,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	2,325,125
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,921,437
2,150,000	[1,2]	NRG Yield Operating LLC, Series 144A, 5.375%, 8/15/2024	2,193,000
		TOTAL	31,558,538
		Wireless Communications—3.6%
6,875,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	6,905,078
6,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,859,375
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,035,000
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,093,400
10,275,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	10,018,125
2,200,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,241,250
3,425,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	3,519,188
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,556,406
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,587,062
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	334,750
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	310,875
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,491,625
10,300,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,557,500
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,738,348
2,650,000		Sprint Corp., 7.125%, 6/15/2024	2,477,750
8,575,000		Sprint Corp., 7.875%, 9/15/2023	8,508,115
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,716,125
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,602,625
3,675,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	3,775,144
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,193,175
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	$1,633,125
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,317,087
		TOTAL	96,471,128
		Wireline Communications—0.6%
3,350,000	[1,2]	Level 3 Communications, Inc., Series 144A, 5.75%, 12/1/2022	3,387,688
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,408,656
4,350,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	4,714,312
2,025,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,157,030
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,274,000
2,625,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	2,802,188
		TOTAL	16,743,874
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,634,019,611)	2,618,719,993
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	49,300
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,961)	49,300
		WARRANTS—0.1%
		Automotive—0.1%
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	1,240,594
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	841,306
		TOTAL WARRANTS (IDENTIFIED COST $5,175,902)	2,081,900
		INVESTMENT COMPANY—1.4%
38,813,882	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	38,813,882
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $2,678,430,356)[9]	2,659,665,075
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	31,578,834
		TOTAL NET ASSETS—100%	$2,691,243,909
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $1,121,612,351, which represented 41.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $1,121,515,000, which represented 41.7% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,684,183,988.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,618,719,811	$182	$2,618,719,993
Equity Securities:
Common Stock
International	—	—	49,300	49,300
Warrants	2,081,900	—	—	2,081,900
Investment Company	38,813,882	—	—	38,813,882
TOTAL SECURITIES	$40,895,782	$2,618,719,811	$49,482	$2,659,665,075
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.62	$6.68	$6.35	$6.55	$6.27
Income From Investment Operations:
Net investment income	0.43[1]	0.47[1]	0.53[1]	0.57	0.61
Net realized and unrealized gain (loss) on investments	(0.19)	0.04	0.41	(0.19)	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.51	0.94	0.38	0.90
Less Distributions:
Distributions from net investment income	(0.45)	(0.50)	(0.58)	(0.58)	(0.62)
Distributions from net realized gain on investments	(0.07)	(0.07)	(0.03)	—	—
TOTAL DISTRIBUTIONS	(0.52)	(0.57)	(0.61)	(0.58)	(0.62)
Net Asset Value, End of Period	$6.34	$6.62	$6.68	$6.35	$6.55
Total Return[2]	3.53%	7.80%	15.44%	6.04%	15.06%
Ratios to Average Net Assets:
Net expenses	0.01%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	6.50%	7.08%	8.04%	8.75%	9.41%
Expense waiver/reimbursement[4]	0.01%	0.02%	0.07%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,691,244	$2,425,364	$2,340,516	$1,886,499	$1,995,842
Portfolio turnover	29%	30%	38%	34%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2014
Assets:
Total investment in securities, at value including $38,813,882 of investment in an affiliated holding (Note 5) (identified cost $2,678,430,356)		$2,659,665,075
Cash		660,875
Income receivable		45,073,850
Receivable for investments sold		24,375
Receivable for shares sold		60,000
TOTAL ASSETS		2,705,484,175
Liabilities:
Payable for shares redeemed	$130,000
Income distribution payable	14,027,957
Payable for Directors'/Trustees' fees (Note 5)	267
Accrued expenses (Note 5)	82,042
TOTAL LIABILITIES		14,240,266
Net assets for 424,202,505 shares outstanding		$2,691,243,909
Net Assets Consist of:
Paid-in capital		$2,711,386,288
Net unrealized depreciation of investments		(18,765,281)
Accumulated net realized loss on investments		(1,391,359)
Undistributed net investment income		14,261
TOTAL NET ASSETS		$2,691,243,909
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,691,243,909 ÷ 424,202,505 shares outstanding, no par value, unlimited shares authorized		$6.34
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2014
Investment Income:
Interest		$160,880,356
Dividends (including $29,305 received from an affiliated holding (Note 5))		152,500
TOTAL INCOME		161,032,856
Expenses:
Custodian fees	$85,772
Transfer agent fee	193,628
Directors'/Trustees' fees (Note 5)	17,297
Auditing fees	32,081
Legal fees	12,826
Portfolio accounting fees	214,214
Printing and postage	16,021
Miscellaneous (Note 5)	15,674
TOTAL EXPENSES	587,513
Reimbursement of other operating expenses (Note 5)	(238,760)
Net expenses		348,753
Net investment income		160,684,103
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		37,781,174
Net change in unrealized appreciation of investments		(116,809,718)
Net realized and unrealized loss on investments		(79,028,544)
Change in net assets resulting from operations		$81,655,559
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$160,684,103	$171,770,058
Net realized gain on investments	37,781,174	23,299,174
Net change in unrealized appreciation/depreciation of investments	(116,809,718)	(10,858,987)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,655,559	184,210,245
Distributions to Shareholders:
Distributions from net investment income	(167,210,812)	(180,229,753)
Distributions from net realized gain on investments	(27,795,938)	(24,306,959)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(195,006,750)	(204,536,712)
Share Transactions:
Proceeds from sale of shares	735,168,301	339,965,424
Net asset value of shares issued to shareholders in payment of distributions declared	34,737,087	30,489,007
Cost of shares redeemed	(390,674,544)	(265,280,176)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	379,230,844	105,174,255
Change in net assets	265,879,653	84,847,788
Net Assets:
Beginning of period	2,425,364,256	2,340,516,468
End of period (including undistributed (distributions in excess of) net investment income of $14,261 and $(56,517), respectively)	$2,691,243,909	$2,425,364,256
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2014
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors, including but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market value quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for determining fair value of investments for which market quotations are not readily available.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$88,005	$97,351
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2014	2013
Shares sold	111,273,463	50,882,286
Shares issued to shareholders in payment of distributions declared	5,377,318	4,592,725
Shares redeemed	(58,605,829)	(39,904,673)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	58,044,952	15,570,338
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$6,597,487	$(6,597,487)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$167,341,303	$183,628,987
Long-term capital gains	$27,665,447	$20,907,725
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$963,992
Undistributed long-term capital gains	$3,412,542
Net unrealized depreciation	$(24,518,913)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted bond interest and discount accretion/premium amortization on debt securities.
At December 31, 2014, the cost of investments for federal tax purposes was $2,684,183,988. The net unrealized depreciation of investments for federal tax was $24,518,913. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,834,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $79,353,037.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Beginning June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion. For the year ended December 31, 2014, the Adviser voluntarily reimbursed $238,760 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,245,625 and $2,373,063, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2013	44,148,666
Purchases/Additions	857,672,857
Sales/Reductions	(863,007,641)
Balance of Shares Held 12/31/2014	38,813,882
Value	$38,813,882
Dividend Income	$29,305
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2014, were as follows:
Purchases	$1,061,318,207
Sales	$711,959,845
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2014, the amount of long-term capital gains designated by the Fund was $27,665,447.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–High Yield Bond Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$984.00	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.10	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1996	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: December 1997	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since December 1997. He is Vice President of the Trust with respect to the Fund Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
High Yield Bond Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Notes
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
High Yield Bond Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $93,000

Fiscal year ended 2013 - $118,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $45

Fiscal year ended 2013 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014- $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $68,917

Fiscal year ended 2013 - $111,538

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 11, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 11, 2015